13. Share Capital: Schedule of common shares issued and outstanding (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Total Shareholders' Equity	$ 25,497,455	$ 22,504,352	$ 35,325,716	$ 4,752,866
Increase (decrease) through change in equity of subsidiaries, equity			34,988,520
Share issue related cost	(355,016)		(4,233,129)
Issuance of Conversion Of Debenture			863,294
Issue of equity	0		0
Increase (decrease) through exercise of warrants, equity		31,578	$ 365,113
Issuance of shares on debt settlement		$ 800,366
Issuance of shares on financing	7,707,292
Increase Decrease in Flow-through share liability	(3,637,149)
Issuance of shares per agreements	3,934,189
Issuance of shares per option agreements	$ 1,728,380
Issued capital
Number of shares outstanding	25,766,065	18,185,810	17,924,758	13,010,176
Total Shareholders' Equity	$ 50,127,974	$ 40,570,773	$ 39,733,633	$ 5,750,252
Increase (decrease) in number of ordinary shares issued			3,680,000
Increase (decrease) through change in equity of subsidiaries, equity			$ 34,988,520
Share issue related cost	$ (355,016)		$ (4,233,129)
Issuance of Conversion of Debentures (in Shares)			751,163
Issuance of Conversion Of Debenture			$ 857,399
Issuance of Shares on Vesting of RSUs Shares	60,000		240,000
Issue of equity	$ 179,505		$ 1,950,645
Exercise of Warrants		21,052	243,419
Increase (decrease) through exercise of warrants, equity		$ 36,774	$ 419,946
Issuance of shares on debt settlement, shares		240,000
Issuance of shares on debt settlement		$ 800,366
Issuance of shares on financing - shares	2,133,979
Issuance of shares on financing	$ 7,707,292
Increase Decrease in Flow-through share liability	$ (3,637,149)
Issuance of shares per agreements - shares	3,886,276
Issuance of shares per agreements	$ 3,934,189
Issuance of shares per option agreements - shares	1,500,000
Issuance of shares per option agreements	$ 1,728,380